Note 13: Loans Payable: Asc Disclosure (Details) (USD $)	6 Months Ended	12 Months Ended
	Nov. 30, 2013	May 31, 2013
Details
Total debt discounts	$ 122,718	$ 379,486
DebtDiscount	102,154	210,657
Debt discount expense	114,454	116,768
Interest expense	$ 19,737	$ 33,064